EARNINGS PER SHARE - Summary of Basic Earnings Per Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EARNINGS PER SHARE
Profit (loss) attributable to the Company’s controlling shareholders	R$ 2,973,731	R$ (2,859,629)	R$ 1,047,960
Weighted average of the number of issued common shares	1,385,675,623	1,381,594,182	1,377,932,809
Weighted average treasury shares	(7,806,697)	(9,613,311)	(788,866)
Weighted average number of common shares issued, net of treasured shares	1,377,868,926	1,371,980,871	1,377,143,943
Basic gain (loss) earnings per share - R$	R$ 2.1582	R$ (2.0843)	R$ 0.761